SCHEDULE OF FAIR VALUE OF ASSETS ACQUIRED (Details) $ in Thousands		Dec. 31, 2022 USD ($)	Feb. 03, 2022 USD ($)	Feb. 03, 2022 ILS (₪)	Dec. 31, 2021 USD ($)
IfrsStatementLineItems [Line Items]
Identifiable assets acquired (liabilities assumed)		$ 1,447
Isramat Ltd [member]
IfrsStatementLineItems [Line Items]
Working capital other than cash and cash equivalents			$ 869
Liability for severance pay fund, net			(35)
Property, plant and equipment			636
Benefit shareholder consulting agreement			27
Customer relations			284
Goodwill recognised as of acquisition date	[1]		1,188
Identifiable assets acquired (liabilities assumed)	[2]		2,969
Consideration paid in cash			879	₪ 2,800,000
Commitment to the selling shareholders			343
Consideration paid in common shares in the capital of the Company			$ 1,747

[1]	Goodwill represents the excess of the purchase price over the fair value of the net tangible and identifiable intangible assets acquired. The goodwill is attributed to the expected benefits arising from the synergies of the combination of the activities of the Company and acquired company, and to the value of assembled workforce.
[2]	Consideration paid in cash for the purchase of Isramat shares was $879, and the balance of the consideration was settled by the issuance of 273,774 common shares in the capital of the Company at a value of $1,747.